Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 114	£ (33)
Recoveries of loans and advances, net of collection costs	(6)	(13)
Off-balance sheet exposures (See Note 24)	10	(24)
Impairment loss on financial assets	118	(70)
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 24)	121	191
Releases for residual value and voluntary termination	(3)	(1)
Provisions for other liabilities and charges	118	190
Total operating credit impairment loss/(release), provisions and charges	£ 236	£ 120